As filed with the Securities and Exchange Commission on January 9, 2018

1933 Act Registration No. 333-220301

1940 Act Registration No. 811-23286

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4	☒

Harvest Volatility Edge Trust

(Exact Name of Registrant as Specified in Charter)

420 Lexington Ave., Suite 2620

New York, New York 10170

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 212-682-7822

Curtis F. Brockelman, Jr.

c/o Harvest Volatility Management, LLC

420 Lexington Ave., Suite 2620

New York, New York 10170

(Name and address of Agent for Service)

Copies of all communications to:

Julien Bourgeois, Esq.

Dechert LLP

1900 K Street N.W.

Washington, DC 20006

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, in the State of New York on the 9th day of January 2018.

Harvest Volatility Edge Trust

By:	/s/ Curtis F. Brockelman, Jr.
Curtis F. Brockelman, Jr., President and Trustee

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following person in the capacity indicated on the 9th day of January 2018.

Signature	Title

/s/ Curtis F. Brockelman, Jr.	Trustee and President (Principal Executive Officer)
Curtis F. Brockelman, Jr.

/s/ Richard M. Goldman*	Chairman, Trustee
Richard M. Goldman

/s/ Michael G. Doorley*	Trustee
Michael G. Doorley

/s/ Thomas F. Lydon, Jr.*	Trustee
Thomas F. Lydon, Jr.

/s/ P. Joseph Clough*	Treasurer (Principal Financial and Accounting Officer)
P. Joseph Clough

By: /s/ Curtis F. Brockelman, Jr. Curtis F. Brockelman, Jr., Attorney-in-Fact

*Pursuant to Power of Attorney

EXHIBIT LIST

Exhibit Number	Exhibit:
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase